Taxation - Reconciliation of actual income tax expense and amount computed by applying the PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Taxation
Income/(loss) before tax	$ (72,770)	¥ (506,621)	¥ 108,459	¥ 3,015
Income tax computed at PRC statutory tax rate		(126,655)	27,115	754
Tax rate differential not subject to PRC income tax		(3,193)	(576)	631
Non-deductible expense		151,990	2,245	4,147
Effect of preferential tax rate (Note*)		47,979	(5,153)	(3,102)
Change in valuation allowance		(56,920)	(8,651)	3,348
Additional deduction for research and development expenses		(9,700)	(8,732)	(3,412)
Tax-exempted income		(1,440)	(2,306)
Late payment surcharge on uncertain tax position		1,321	544
Other		384	(53)
Income tax expense	$ 541	¥ 3,766	¥ 4,433	¥ 2,366
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%